UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response........5.6

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21734

PIMCO Global StocksPLUS® & Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1633 Broadway, New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	March 31, 2012

Date of reporting period:	June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Global StocksPLUS® & Income Fund Schedule of Investments

June 30, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—72.2%
	Banc of America Commercial Mortgage, Inc., CMO, VRN,
$2,000	5.502%, 3/11/41 (a)(d)	NR/CCC+	$1,522,867
2,600	5.889%, 7/10/44 (j)	NR/A+	2,860,368
	Banc of America Funding Corp., CMO,
343	0.406%, 7/20/36, FRN	Caa2/AAA	279,491
1,110	2.948%, 12/20/34, VRN	NR/A-	718,380
2,562	5.635%, 3/20/36, FRN	Caa2/B	2,179,509
660	5.846%, 1/25/37, VRN	Caa3/D	429,917
194	Banc of America Mortgage Securities, Inc., 6.00%, 7/25/46, CMO	B2/CCC	192,232
756	BCAP LLC Trust, 6.25%, 11/26/36, CMO (a)(d)	NR/A	711,352
3,000	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(d)	Aa2/NR	2,948,063
	Bear Stearns Adjustable Rate Mortgage Trust, CMO, VRN,
538	2.769%, 3/25/35	Caa2/BB-	420,809
1,459	2.860%, 2/25/34 (j)	A2/AA	1,339,602
2,368	5.582%, 8/25/47	NR/CCC	1,952,520
1,028	5.75%, 7/25/36	NR/CCC	753,862
	Bear Stearns Alt-A Trust, CMO, VRN,
716	2.517%, 4/25/35	Caa1/BBB+	492,442
383	2.916%, 9/25/35	Caa3/CCC	279,489
263	2.920%, 11/25/35	Ca/D	154,715
	Bear Stearns Commercial Mortgage Securities, CMO, VRN,
1,000	5.694%, 6/11/50 (j)	NR/A+	1,086,869
1,300	5.810%, 3/13/40 (a)(d)(j)	NR/BBB+	1,137,762
1,000	5.934%, 2/11/41 (a)(d)	NR/BBB-	762,459
	Bear Stearns Structured Products, Inc., CMO, VRN,
1,794	3.190%, 1/26/36	Caa3/CCC	1,152,186
630	5.027%, 12/26/46	Caa3/CCC	420,357
1,558	CBA Commercial Small Balance Commercial Mortgage,
	5.54%, 1/25/39, CMO (a)(d)	C/CCC+	735,146
	CC Mortgage Funding Corp., CMO, FRN (a)(d),
135	0.486%, 8/25/35	Baa3/AAA	94,859
23	0.526%, 10/25/34	Baa1/AAA	19,808
1,202	Charlotte Gateway Village LLC, 6.41%, 12/1/16, CMO (a)(d)(f)	NR/A+	1,241,525
1,600	Chase Commercial Mortgage Securities Corp.,
	6.65%, 7/15/32, CMO (a)(d)	Ba1/NR	1,615,935
207	Citicorp Mortgage Securities, Inc., 6.50%, 2/25/24, CMO	WR/BB	206,110
	Citigroup Mortgage Loan Trust, Inc., CMO,
526	2.45%, 8/25/35, FRN	B3/AA	458,158
1,575	2.845%, 3/25/37, VRN	NR/CCC	1,037,013
1,015	Citigroup/Deutsche Bank Commercial Mortgage Trust,
	5.394%, 7/15/44, CMO, VRN	Baa3/BB	908,836
	Countrywide Alternative Loan Trust, CMO,
1,770	0.396%, 5/20/46, FRN	Ca/CCC	948,536
354	0.426%, 12/25/46, FRN	C/CCC	120,956
2,145	0.516%, 10/25/35, FRN	Caa3/CCC	1,296,307
4,307	0.536%, 5/25/36, FRN	Caa3/CCC	2,293,926
60	5.25%, 8/25/35	NR/CCC	58,686
583	5.473%, 10/25/35, VRN	NR/CC	380,028
1,511	5.50%, 8/25/34	NR/AAA	1,147,474
82	5.50%, 2/25/36	Caa3/CC	56,478
1,313	5.50%, 3/25/36	Caa3/NR	925,414
638	5.621%, 2/25/37, VRN	NR/CCC	444,495
211	6.25%, 9/25/34	Ba3/AAA	209,113

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
$425	0.426%, 3/25/36, FRN	Caa3/B	$265,216
1,851	0.506%, 3/25/35, FRN	Caa2/AAA	1,232,549
296	0.576%, 2/25/35, FRN	Ca/BBB	142,194
324	2.619%, 10/20/35, VRN	Ca/CCC	192,496
763	2.923%, 8/25/34, VRN	Caa1/BB+	591,114
789	3.423%, 3/25/37, VRN	Ca/D	394,833
1,643	5.116%, 10/20/35, VRN	Caa2/CCC	1,146,123
600	5.241%, 10/20/35, VRN	Caa2/CCC	454,782
239	5.50%, 8/25/35	NR/CCC	219,238
312	6.00%, 3/25/36	NR/CCC	64,441
2,600	Credit Suisse First Boston Mortgage Securities Corp.,
	5.745%, 12/15/36, CMO, VRN (a)(d)	NR/BB-	2,396,148
	Credit Suisse Mortgage Capital Certificates, CMO,
900	5.467%, 7/18/16, VRN (a)(d)	NR/NR	892,311
495	6.00%, 11/25/36	Caa1/NR	433,382
2,000	6.413%, 2/15/41, VRN (j)	NR/AA	2,156,226
1,007	Falcon Franchise Loan LLC, 4.856%, 1/5/25, CMO (a)(d)	B1/NR	963,802
1,106	First Horizon Alternative Mortgage Securities,
	5.243%, 11/25/36, CMO, FRN	NR/D	580,005
2,296	First Horizon Asset Securities, Inc., 5.385%, 1/25/37, CMO, FRN	NR/CCC	1,752,992
	GE Capital Commercial Mortgage Corp., CMO, VRN,
1,000	5.293%, 7/10/45 (a)(d)	NR/BB	714,318
1,000	5.322%, 5/10/43	NR/BB	758,077
348	GMAC Mortgage Corp. Loan Trust, 3.125%, 6/25/34, CMO, FRN	NR/AAA	301,399
	GSR Mortgage Loan Trust, CMO,
430	2.754%, 5/25/35, VRN	Caa1/B+	293,803
412	2.790%, 9/25/35, FRN	NR/AAA	394,100
734	2.841%, 4/25/35, VRN	Caa2/BB-	586,779
669	5.50%, 6/25/36	NR/CCC	587,950
1,422	5.50%, 1/25/37	Caa1/NR	1,225,680
	Harborview Mortgage Loan Trust, CMO,
46	0.486%, 4/19/34, FRN	Aa3/AAA	39,791
244	2.504%, 11/19/34, FRN	Caa2/B+	158,914
97	2.822%, 2/25/36, VRN	NR/D	59,114
107	5.404%, 8/19/36, VRN	NR/CCC	78,840
1,168	5.614%, 6/19/36, VRN	Ca/D	706,141
1,171	HSBC Asset Loan Obligation, 5.668%, 1/25/37, CMO, VRN	NR/D	754,964
3	Impac CMB Trust, 0.826%, 10/25/33, CMO, FRN	WR/A	2,525
	Indymac Index Mortgage Loan Trust, CMO, FRN,
3,450	0.456%, 6/25/37	C/CCC	663,244
97	0.466%, 3/25/35	B3/BB-	66,824
586	4.686%, 6/25/37	Ca/D	306,883
¥78,128	JLOC Ltd., 0.456%, 2/16/16, CMO, FRN (a)(d)	Aaa/AAA	897,717
$1,135	JPMorgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/CCC	257,050
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO (a)(d),
2,000	0.637%, 7/15/19, FRN (j)	Baa1/NR	1,837,172
1,500	5.445%, 5/15/41, VRN	Ba1/NR	1,045,077
	JPMorgan Mortgage Trust, CMO,
2,565	2.786%, 4/25/37, VRN	Caa2/CCC	1,749,537
1,957	3.079%, 8/25/35, FRN	NR/CCC	1,593,970
3,151	4.110%, 8/25/36, VRN	Caa2/NR	2,403,326

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$209	5.50%, 1/25/36	NR/CCC	$186,374
405	5.50%, 6/25/37	NR/CC	365,694
770	5.679%, 5/25/36, VRN	Caa1/NR	638,733
	Luminent Mortgage Trust, CMO, FRN,
1,564	0.356%, 12/25/36	Caa2/B+	972,382
1,564	0.386%, 10/25/46	Caa2/A-	1,051,196
	MASTR Adjustable Rate Mortgage Trust, CMO, VRN,
1,570	2.694%, 11/25/35 (a)(d)	Ca/CCC	892,585
486	3.147%, 10/25/34	NR/BBB-	369,224
132	Mellon Residential Funding Corp., 0.667%, 6/15/30, CMO, FRN	Aaa/AAA	127,637
480	Merrill Lynch Alternative Note Asset, 0.256%, 1/25/37, CMO, FRN	Ca/CCC	159,054
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust,
	5.378%, 8/12/48, CMO (j)	Aa2/A	1,056,537
363	MLCC Mortgage Investors, Inc., 1.653%, 10/25/35, CMO, FRN	Baa1/AAA	325,659
	Morgan Stanley Capital I, CMO,
500	5.374%, 11/14/42, VRN	Baa3/BB+	424,950
100	5.379%, 8/13/42, VRN (a)(d)	NR/BB-	63,254
1,415	5.569%, 12/15/44 (j)	NR/A+	1,502,823
1,200	Morgan Stanley Reremic Trust, zero coupon, 7/17/56, CMO, PO (a)(d)(f)	Baa2/NR	947,309
520	Opteum Mortgage Acceptance Corp., 0.456%, 7/25/36, CMO, FRN	Caa3/CCC	254,646
327	Provident Funding Mortgage Loan Trust, 2.728%, 10/25/35, CMO, FRN	B1/AAA	298,373
3,000	RBSCF Trust, 6.068%, 2/17/51, CMO, VRN (a)(d)	NR/NR	3,211,040
	Residential Accredit Loans, Inc., CMO,
679	3.142%, 12/26/34, VRN	Caa1/BB+	471,851
1,758	3.840%, 1/25/36, VRN	Caa3/D	916,296
1,119	6.00%, 9/25/35	NR/CC	808,962
826	6.00%, 8/25/36	Ca/D	541,782
261	Residential Asset Mortgage Products, Inc., 7.50%, 12/25/31, CMO	NR/BB-	263,876
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
1,384	1.678%, 5/25/35, FRN	Caa3/CCC	770,160
242	5.429%, 9/25/35, VRN	Caa2/BB-	202,202
1,285	5.528%, 11/25/36, VRN	NR/CC	965,860
1,441	5.561%, 4/25/36, VRN	NR/D	1,060,686
956	5.706%, 1/25/36, VRN	NR/CCC	708,693
	Structured Asset Mortgage Investments, Inc., CMO, FRN,
764	0.416%, 2/25/36	Caa3/CCC	404,698
675	0.466%, 2/25/36	Caa3/CCC	422,241
900	Structured Asset Securities Corp., 0.336%, 5/25/36, CMO, FRN	Caa1/CCC	613,119
396	Suntrust Adjustable Rate Mortgage Loan Trust,
	2.926%, 1/25/37, CMO, VRN	NR/CCC	300,301
	UBS Commercial Mortgage Trust, CMO, FRN (a)(d),
600	0.762%, 7/15/24	Ba3/B-	495,107
1,100	0.762%, 7/15/24	Ba1/B	922,674
500	0.762%, 7/15/24	B1/CCC+	393,659
	Wachovia Bank Commercial Mortgage Trust, CMO,
1,020	4.982%, 2/15/35 (a)(d)	NR/B+	820,855
1,500	5.598%, 1/15/41, VRN (a)(d)	Ba1/BBB	812,126
2,500	6.096%, 2/15/51, VRN (j)	Aaa/BBB	2,696,587
1,427	Wachovia Mortgage Loan Trust LLC, 2.993%, 10/20/35, CMO, FRN	NR/B+	1,186,769
	WaMu Mortgage Pass Through Certificates, CMO,
262	0.476%, 7/25/45, FRN	B1/AAA	213,370
1,651	0.476%, 10/25/45, FRN	B2/AAA	1,362,201

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$1,632	0.506%, 7/25/45, FRN	Ba1/AAA	$1,348,713
237	1.008%, 1/25/47, FRN	Caa2/CCC	147,800
245	2.609%, 7/25/42, FRN	Ba3/AAA	210,264
1,010	2.671%, 2/25/37, VRN	NR/CCC	775,451
1,213	3.406%, 12/25/36, VRN	NR/CCC	913,548
417	5.613%, 7/25/37, FRN	NR/CCC	356,919
2,524	5.660%, 4/25/37, FRN	NR/CCC	700,734
121	5.993%, 8/25/36, FRN	NR/CCC	25,898
4,329	Washington Mutual Alternative Mortgage Pass Through Certificates,
	1.048%, 4/25/47, CMO, FRN	C/CC	1,257,637
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
1,178	5.446%, 3/25/36, FRN	NR/BB	1,066,492
900	5.693%, 10/25/36, VRN	Caa1/NR	746,446
1,494	6.00%, 3/25/37	Caa2/NR	1,320,400
	Total Mortgage-Backed Securities (cost—$91,727,597)		106,426,948

CORPORATE BONDS & NOTES—61.1%
Airlines—3.5%
1,000	American Airlines, Inc., 10.50%, 10/15/12 (j)	B2/B	1,066,250
977	Northwest Airlines, Inc., 1.01%, 11/20/15, FRN (MBIA) (j)	Baa2/A-	927,789
	United Air Lines Pass Through Trust (j),
2,120	6.636%, 1/2/24	Baa2/BB+	2,131,048
909	10.40%, 5/1/18	Baa2/BBB+	1,030,670
			5,155,757

Banking—8.7%
	Barclays Bank PLC (g),
£900	6.369%, 12/15/19	Baa2/A-	1,290,983
£100	14.00%, 6/15/19	Baa2/A-	202,625
	BPCE S.A. (g),
€160	4.625%, 7/30/15	Baa3/BBB+	196,060
€120	5.25%, 7/30/14	Baa3/BBB+	155,746
€150	9.25%, 4/22/15	Baa3/BBB+	221,329
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (j),
€1,000	6.875%, 3/19/20	NR/NR	1,454,947
$1,600	11.00%, 6/30/19 (a)(d)(g)	A2/AA-	2,047,531
2,800	Discover Bank, 7.00%, 4/15/20 (j)	Ba1/BBB-	3,113,244
2,000	Lloyds TSB Bank PLC, 6.375%, 1/21/21 (j)	Aa3/A+	2,084,490
2,000	Regions Financial Corp., 7.75%, 11/10/14 (j)	Ba3/BB+	2,119,876
			12,886,831

Financial Services—23.0%
	Ally Financial, Inc.,
31	6.00%, 3/15/19	B1/B+	28,545
9	6.10%, 9/15/19	B1/B+	8,244
45	6.15%, 3/15/16	B1/B+	43,204
60	6.25%, 4/15/19	B1/B+	55,833
98	6.30%, 8/15/19	B1/B+	90,882
7	6.35%, 4/15/16	B1/B+	6,745
10	6.35%, 4/15/19	B1/B+	9,370
23	6.50%, 10/15/16	B1/B+	22,224
10	6.55%, 12/15/19	B1/B+	9,389

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$12	6.60%, 8/15/16	B1/B+	$11,642
29	6.65%, 6/15/18	B1/B+	29,041
10	6.65%, 10/15/18	B1/B+	9,802
29	6.70%, 6/15/18	B1/B+	29,018
29	6.75%, 8/15/16	B1/B+	28,298
10	6.75%, 9/15/16	B1/B+	9,751
3	6.75%, 6/15/17	B1/B+	3,001
56	6.75%, 3/15/18	B1/B+	54,544
5	6.75%, 7/15/18	B1/B+	4,854
20	6.75%, 9/15/18	B1/B+	19,272
3	6.75%, 6/15/19	B1/B+	2,857
18	6.85%, 4/15/16	B1/B+	17,674
19	6.85%, 7/15/16	B1/B+	18,616
37	6.85%, 5/15/18	B1/B+	36,194
2	6.875%, 8/15/16	B1/B+	1,960
18	6.875%, 7/15/18	B1/B+	17,582
30	6.90%, 6/15/17	B1/B+	30,050
50	6.90%, 7/15/18	B1/B+	48,923
5	6.90%, 8/15/18	B1/B+	4,875
8	6.95%, 6/15/17	B1/B+	8,015
18	7.00%, 1/15/17	B1/B+	17,775
28	7.00%, 6/15/17	B1/B+	28,058
60	7.00%, 7/15/17	B1/B+	59,300
129	7.00%, 2/15/18	B1/B+	127,245
1	7.00%, 3/15/18	B1/B+	986
42	7.00%, 8/15/18	B1/B+	41,162
223	7.05%, 3/15/18 (j)	B1/B+	220,430
4	7.05%, 4/15/18	B1/B+	3,953
80	7.15%, 9/15/18	B1/B+	78,738
15	7.20%, 10/15/17	B1/B+	15,025
193	7.25%, 8/15/12	B1/B+	193,077
109	7.25%, 9/15/17	B1/B+	109,258
181	7.25%, 1/15/18	B1/B+	182,677
293	7.25%, 4/15/18	B1/B+	293,578
5	7.25%, 8/15/18	B1/B+	4,949
91	7.25%, 9/15/18	B1/B+	90,023
199	7.30%, 1/15/18	B1/B+	199,377
57	7.35%, 4/15/18	B1/B+	57,245
2	7.375%, 4/15/18	B1/B+	2,009
55	7.40%, 12/15/17	B1/B+	55,108
12	7.50%, 6/15/16	B1/B+	12,060
7	7.50%, 11/15/16	B1/B+	7,011
51	7.50%, 8/15/17	B1/B+	51,086
18	7.50%, 11/15/17	B1/B+	18,037
22	7.50%, 12/15/17	B1/B+	22,046
4	7.55%, 5/15/16	B1/B+	4,018
12	7.75%, 10/15/17	B1/B+	12,027
46	8.00%, 11/15/17	B1/B+	46,350
2	8.125%, 11/15/17	B1/B+	2,005
326	9.00%, 7/15/20 (j)	B1/B+	331,083
2,700	C10 Capital SPV Ltd., 6.722%, 12/31/16 (g)(j)	NR/B-	2,025,000

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
	CIT Group, Inc. (j),
$1,300	5.25%, 4/1/14 (a)(d)	B2/B+	$1,300,000
253	7.00%, 5/1/14	B2/B+	256,443
454	7.00%, 5/1/15	B2/B+	455,309
756	7.00%, 5/1/16	B2/B+	754,124
1,058	7.00%, 5/1/17	B2/B+	1,057,099
1,200	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37) (j)	Ba1/BB+	1,230,000
	Credit Agricole S.A. (g),
£450	5.136%, 2/24/16	A3/BBB+	599,449
£200	7.589%, 1/30/20	A3/BBB+	296,926
£200	8.125%, 10/26/19	A3/BBB+	319,385
	Ford Motor Credit Co. LLC (j),
$2,300	7.50%, 8/1/12	Ba2/BB-	2,408,967
400	8.00%, 6/1/14	Ba2/BB-	438,977
3,850	8.00%, 12/15/16	Ba2/BB-	4,336,771
€4,600	General Electric Capital Corp.,
	4.625%, 9/15/66, (converts to FRN on 9/15/16) (a)(d)(j)	Aa3/A+	6,053,650
$1,000	HSBC Finance Corp., 6.676%, 1/15/21 (a)(d)(j)	Baa1/BBB+	1,027,165
3,000	International Lease Finance Corp., 6.625%, 11/15/13 (j)	B1/BBB-	3,120,000
£100	LBG Capital No.2 PLC, 15.00%, 12/21/19	Ba2/BB+	215,063
$1,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a)(d)(j)	Baa3/NR	1,060,000
	SLM Corp.,
€200	1.801%, 6/17/13, FRN	Ba1/BBB-	280,622
$200	4.732%, 2/1/14, FRN	Ba1/BBB-	198,998
1,000	8.00%, 3/25/20 (j)	Ba1/BBB-	1,074,890
1,250	8.45%, 6/15/18 (j)	Ba1/BBB-	1,373,180
1,000	Stone Street Trust, 5.902%, 12/15/15 (a)(d)(j)	Baa1/A-	1,048,700
			33,876,819

Healthcare & Hospitals—3.7%
3,000	Biomet, Inc., 11.625%, 10/15/17 (j)	Caa1/B-	3,337,500
2,000	HCA, Inc., 9.25%, 11/15/16 (j)	B2/BB-	2,132,500
			5,470,000

Hotels/Gaming—0.8%
1,100	MGM Resorts International, 9.00%, 3/15/20 (j)	Ba3/B	1,210,000

Insurance—5.1%
	American International Group, Inc. (j),
4,565	5.60%, 10/18/16	Baa1/A-	4,781,614
1,350	6.25%, 5/1/36	Baa1/A-	1,380,987
1,300	6.40%, 12/15/20	Baa1/A-	1,400,899
			7,563,500

Materials & Processing—0.9%
1,148	Teck Resources Ltd., 10.25%, 5/15/16 (j)	Baa2/BBB	1,373,208

Oil & Gas—6.8%
	Anadarko Petroleum Corp.,
200	6.20%, 3/15/40	Ba1/BBB-	203,382
1,200	6.375%, 9/15/17 (j)	Ba1/BBB-	1,376,602

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Oil & Gas (continued)
$1,500	6.45%, 9/15/36 (j)	Ba1/BBB-	$1,570,126
2,900	BP Capital Markets PLC, 4.75%, 3/10/19 (j)	A2/A	3,061,652
357	Global Geophysical Services, Inc., 10.50%, 5/1/17 (j)	B3/B	376,635
3,000	Quicksilver Resources, Inc., 11.75%, 1/1/16 (j)	B2/B	3,450,000
			10,038,397

Real Estate Investment Trust—2.3%
1,000	Kilroy Realty L.P., 5.00%, 11/3/15 (j)	Baa3/BBB-	1,042,811
2,000	Reckson Operating Partnership L.P., 7.75%, 3/15/20 (j)	Ba1/BBB-	2,293,674
			3,336,485

Retail—3.6%
2,577	CVS Pass Through Trust, 5.88%, 1/10/28 (j)	Baa2/BBB+	2,660,345
3,000	New Albertson’s, Inc., 8.00%, 5/1/31 (j)	B2/B	2,572,500
			5,232,845

Telecommunications—1.5%
2,000	Wind Acquisition Finance S.A., 11.75%, 7/15/17 (a)(d)(j)	B2/BB-	2,275,000

Transportation—0.8%
1,075	Navios Maritime Holdings, Inc., 8.875%, 11/1/17 (j)	Ba3/BB-	1,112,625

Utilities—0.4%
500	Energy Future Holdings Corp., 10.00%, 1/15/20 (j)	Caa3/B-	532,978
	Total Corporate Bonds & Notes (cost—$80,328,917)		90,064,445

U.S. GOVERNMENT AGENCY SECURITIES—9.9%
	Fannie Mae,
2,680	4.50%, 8/1/39, MBS (j)	Aaa/AAA	2,777,623
2,287	4.50%, 10/1/39, MBS (j)	Aaa/AAA	2,369,765
3,194	6.00%, 8/1/34, MBS (j)	Aaa/AAA	3,536,997
1,052	6.00%, 12/1/34, MBS (j)	Aaa/AAA	1,163,207
1,795	6.00%, 11/1/36, MBS (j)	Aaa/AAA	1,983,403
467	6.00%, 12/1/37, MBS (j)	Aaa/AAA	513,838
622	6.00%, 3/1/38, MBS (j)	Aaa/AAA	683,228
179	7.00%, 12/25/23, CMO (j)	Aaa/AAA	209,153
116	7.50%, 6/1/32, MBS (j)	Aaa/AAA	132,681
24	7.80%, 6/25/26, ABS, VRN	Aaa/AAA	24,279
252	9.680%, 12/25/42, CMO, VRN (j)	Aaa/AAA	291,001
666	13.894%, 8/25/22, CMO, FRN (b)(j)	Aaa/AAA	856,276
24	Freddie Mac, 7.00%, 8/15/23, CMO	Aaa/AAA	27,005
	Total U.S. Government Agency Securities (cost—$13,804,643)		14,568,456

ASSET-BACKED SECURITIES—9.5%
879	Aircraft Certificate Owner Trust, 6.455%, 9/20/22 (a)(d)	Ba3/BB	879,465
398	Ameriquest Mortgage Securities, Inc., 5.811%, 2/25/33, FRN	C/D	26,193
528	Bayview Financial Asset Trust, 1.136%, 12/25/39, FRN (a)(d)	Caa2/NR	320,783
1,611	Bombardier Capital Mortgage Securitization Corp., 7.83%, 6/15/30	Ca/NR	1,036,680
100	Carrington Mortgage Loan Trust, 0.336%, 8/25/36, FRN	Ca/AA-	32,448
471	Centex Home Equity, 0.636%, 6/25/35, FRN	Caa2/AA	378,137

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Citigroup Mortgage Loan Trust, Inc.,
$351	0.346%, 1/25/37, FRN	Caa3/CCC	$155,483
1,089	5.972%, 1/25/37	Caa3/CCC	614,538
	Countrywide Asset-Backed Certificates, FRN
306	0.336%, 1/25/37	Caa1/CCC	214,165
73	0.736%, 9/25/34 (a)(d)	NR/AAA	58,235
301	Denver Arena Trust, 6.94%, 11/15/19 (a)(d)	NR/NR	308,764
403	EMC Mortgage Loan Trust, 0.656%, 5/25/39, FRN (a)(d)	Ba3/NR	328,242
583	Fifth Third Home Equity Loan Trust, 0.436%, 9/20/23, FRN	Ba1/BBB	557,984
	Lehman XS Trust,
814	5.42%, 11/25/35	A3/AAA	808,557
735	5.72%, 5/25/37	Ca/CC	491,405
321	Long Beach Mortgage Loan Trust, 1.311%, 5/25/32, FRN	B3/AAA	252,140
678	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	A1/BBB	589,610
361	Morgan Stanley ABS Capital I, 0.246%, 5/25/37, FRN	Caa3/BB	311,417
5,000	Origen Manufactured Housing, 7.65%, 3/15/32	B2/NR	5,131,316
195	Quest Trust, 0.306%, 8/25/36, FRN (a)(d)	Caa3/BBB	177,235
	Residential Asset Mortgage Products, Inc.,
116	0.866%, 3/25/33, FRN	B2/CCC	82,293
163	5.572%, 6/25/32, VRN	Caa2/BB	134,466
237	Residential Funding Securities LLC, 0.636%, 6/25/33, FRN (a)(d)	Aa1/AAA	219,121
92	Soundview Home Equity Loan Trust, 0.246%, 11/25/36, FRN (a)(d)	Caa3/CCC	29,004
1,039	Structured Asset Securities Corp., 0.486%, 6/25/35, FRN	Caa2/AA+	684,366
341	Washington Mutual Asset-Backed Certificates, 0.246%, 10/25/36, FRN	Caa2/CCC	242,863
	Total Asset-Backed Securities (cost—$12,585,624)		14,064,910

SENIOR LOANS (a)(c)—3.3%
Automotive Products—0.4%
	Ford Motor Corp., Term B1,
152	2.94%, 12/15/13		152,422
493	2.94%, 12/16/13		493,212
			645,634

Financial Services—1.9%
2,500	AGFS Funding Co., 5.50%, 5/28/17		2,455,990
	iStar Financial, Inc., Term A1,
186	5.00%, 6/28/13		183,469
164	5.00%, 6/30/13		161,420
			2,800,879

Healthcare & Hospitals—0.7%
1,000	HCA, Inc., 2.557%, 11/14/13, Term B1		994,370

Utilities—0.3%
	Texas Competitive Electric Holdings Co. LLC,
232	4.690%, 10/10/17		181,460
246	4.768%, 10/10/17		192,552
			374,012
	Total Senior Loans (cost—$4,830,557)		4,814,895

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
U.S. TREASURY OBLIGATIONS (h)(e)—1.4%
$2,000	U.S. Treasury Notes, 2.375%, 8/31/14 (cost—$2,096,799)		$2,092,344

MUNICIPAL BONDS—1.0%
West Virginia—1.0%
1,885	Tobacco Settlement Finance Auth. Rev.,
	7.467%, 6/1/47, Ser. A (cost—$1,773,758)	Baa3/BB+	1,397,954

Shares
CONVERTIBLE PREFERRED STOCK—0.3%
Electric Utilities—0.3%
8,600	PPL Corp., 9.50%, 7/1/13 (cost—$430,000)	NR/NR	480,740

Principal
Amount
(000s)
SHORT-TERM INVESTMENTS—21.4%
U.S. Treasury Obligations (h)(k)—10.1%
$14,846	U.S. Treasury Bills,
	0.024%-0.170%, 7/14/11-9/29/11 (cost—$14,844,112)		14,845,532

Corporate Notes (j)—5.3%
Financial Services—2.3%
	Ford Motor Credit Co. LLC,
2,120	3.033%, 1/13/12, FRN	Ba2/BB-	2,125,364
1,300	7.25%, 10/25/11	Ba2/BB-	1,319,609
			3,444,973

Insurance—3.0%
4,500	American International Group, Inc., 0.386%, 10/18/11, FRN	Baa1/A-	4,478,584
	Total Corporate Notes (cost—$7,650,816)		7,923,557

Repurchase Agreements—6.0%
8,400	Credit Suisse Securities (USA) LLC, dated 6/30/11, 0.01%, due 7/1/11, proceeds $8,400,002; collateralized by U.S. Treasury Notes, 3.125%, due 5/15/21, valued at $8,577,092 including accrued interest		8,400,000
406	State Street Bank & Trust Co., dated 6/30/11, 0.01%, due 7/1/11, proceeds $406,000; collateralized by U.S. Treasury Bills, 0.01%, due 7/21/11, valued at $414,998		406,000
	Total Repurchase Agreements (cost—$8,806,000)		8,806,000
	Total Short-Term Investments (cost—$31,300,928)		31,575,089

Contracts		Value*
OPTIONS PURCHASED (i)—0.0%
	Put Options—0.0%
220	S&P 500 Index Futures (CME),
	strike price $1,195, expires 7/15/11 (cost—$715,543)	$41,250

	Total Investments, before options written and securities sold short (cost—$239,594,366) (l)—180.1%	265,527,031

OPTIONS WRITTEN (i)—(2.3)%
	Call Options—(2.3)%
220	S&P 500 Index Futures (CME),
	strike price $1,255, expires 7/15/11 (premiums received—$1,684,456)	(3,470,500)

Principal
Amount
(000s)
SECURITIES SOLD SHORT—(1.3)%
U.S. Treasury Obligations—(1.3)%
$2,000	U.S. Treasury Notes, 2.625%, 11/15/20 (proceeds received—$1,939,024)	(1,924,688)

	Total Investments, net of options written and securities sold short (cost—$235,970,886)—176.5%	260,131,843
	Other liabilities in excess of other assets—(76.5)%	(112,733,815)
	Net Assets—100%	$147,398,028

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $50,042,720, representing 34.0% of net assets.

(b)	Illiquid.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2011.

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery. To be delivered after June 30, 2011.

(f)	Fair-Valued—Securities with an aggregate value of $2,188,834 representing 1.5% of net assets.

(g)	Perpetual maturity. Maturity date shown is the first call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)	Non-income producing.

(j)	All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(k)	Rates reflect the effective yields at purchase date.

(l)

At June 30, 2011, the cost basis of portfolio securities for federal income tax purposes was $240,051,221. Gross unrealized appreciation was $30,194,347, gross unrealized depreciation was $4,718,537 and net unrealized appreciation was $25,475,810. The difference between book and tax cost basis was attributable to wash sales.

Glossary:

ABS—Asset-Backed Securities

£—British Pound

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2011.

¥—Japanese Yen

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

NR—Not Rated

PO—Principal Only

VRN—Variable Rate Note. Instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2011.

WR—Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at June 30, 2011:

			Market
			Value	Expiration	Unrealized
Type		Contracts	(000s)	Date	Appreciation
Long:	E-mini S&P 500 Index	266	$17,496	9/16/11	$655,355
	S&P 500 Index	165	54,265	9/15/11	2,033,201
					$2,688,556

(B)  Transactions in options written for the three months ended June 30, 2011:

	Contracts	Premiums
Options outstanding, March 31, 2011	220	$2,144,175
Options written	660	3,938,088
Options terminated in closing transactions	(440)	(3,408,350)
Options expired	(220)	(989,457)
Options outstanding, June 30, 2011	220	$1,684,456

(C) Credit default swap agreements:

Buy protection swap agreements outstanding at June 30, 2011 (1):

	Notional						Upfront
Swap Counterparty/	Amount	Credit		Termination	Payments	Market	Premiums	Unrealized
Referenced Debt Issuer	(000s) (4)	Spread (3)		Date	Made	Value (5)	Paid	Appreciation
Citigroup:
CIFC	$1,000		†	10/20/20	(2.15)%	$147,428	—	$147,428
Goldman Sachs:
CIFC	478		†	10/20/20	(4.50)%	115,088	—	115,088
TELOS	1,500		†	10/11/21	(5.00)%	327,285	—	327,285
JPMorgan Chase:
Indymac Home Equity Loan	1,217		†	6/25/30	(0.45)%	196,332	—	196,332
Morgan Stanley:
Aegis Asset Backed Securities Trust	1,272		†	6/25/34	(1.15)%	703,494	—	703,494
						$1,489,627	—	$1,489,627

Sell protection swap agreements outstanding at June 30, 2011 (2):

	Notional					Upfront	Unrealized
Swap Counterparty/	Amount	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (4)	Spread (3)	Date	Received	Value (5)	Paid(Received)	(Depreciation)
Bank of America:
Long Beach Mortgage Loan Trust	$688	†	7/25/33	6.25%	$(531,900)	—	$(531,900)
SLM	500	1.86%	12/20/13	5.00%	38,702	$(70,000)	108,702
Barclays Bank:
RSHB Capital	4,900	0.98%	7/20/11	1.65%	38,191	—	38,191
Citigroup:
General Electric	2,100	0.79%	12/20/13	4.65%	202,490	—	202,490
SLM	1,800	1.86%	12/20/13	5.00%	139,326	155,594	(16,268)
SLM	900	1.86%	12/20/13	5.00%	69,663	(141,750)	211,413
Deutsche Bank:
American International Group	2,000	1.00%	3/20/13	2.10%	38,970	—	38,970
General Electric	1,300	0.79%	12/20/13	4.70%	126,970	—	126,970
SLM	700	1.86%	12/20/13	5.00%	54,183	(98,000)	152,183
Merrill Lynch:
American Express	1,000	0.38%	12/20/13	4.40%	100,874	—	100,874
Morgan Stanley:
Indymac Home Equity Loan	1,216	†	6/25/30	1.82%	(175,552)	—	(175,552)
Morgan Stanley Dean Witter	156	†	8/25/32	3.22%	(150,423)	(2,931)	(147,492)
UBS:
Aegis Asset Backed Securities Trust	1,272	†	6/25/34	1.50%	(696,734)	—	(696,734)
					$(745,240)	$(157,087)	$(588,153)

† Credit spread not quoted for asset-backed securities.

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D) Interest rate swap agreements outstanding at June 30, 2011:

	Notional		Rate Type			Upfront	Unrealized
	Amount	Termination	Payments	Payments	Market	Premiums	Appreciation
Counterparty Swap	(000s)	Date	Made	Received	Value	Paid(Received)	(Depreciation)
Credit Suisse First Boston	$80,000	6/17/29	3-Month USD-LIBOR	4.60%	$7,757,499	$(360,000)	$8,117,499
Deutsche Bank	50,000	9/22/16	3-Month USD-LIBOR	3.30%	3,382,498	—	3,382,498
Deutsche Bank	50,000	12/16/16	4.00%	3-Month USD-LIBOR	(3,844,122)	568,000	(4,412,122)
Morgan Stanley	78,000	12/16/11	3-Month USD-LIBOR	3.00%	1,060,782	2,816,252	(1,755,470)
Morgan Stanley	100,300	6/15/31	4.00%	3-Month USD-LIBOR	(952,517)	(6,974,862)	6,022,345
					$7,404,140	$(3,950,610)	$11,354,750

LIBOR - London Inter-Bank Offered Rate

(E) Total return swap agreements outstanding at June 30, 2011:

Pay/Receive				Notional
Total Return				Amount	Maturity		Unrealized
on Reference Index	Index	# of Units	Floating Rate*	(000s)	Date	Counterparty	Appreciation
Receive	MSCI Daily Total Return EAFE	18,014	1-month USD-LIBOR minus 0.07%	$72,501	1/31/12	Merrill Lynch	$3,944,977

*Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

EAFE—Europe and Australia, Far East Equity Index

LIBOR - London Inter-Bank Offered Rate

MSCI—Morgan Stanley Capital International

(F)  Forward foreign currency contracts outstanding at June 30, 2011:

		U.S.$		Unrealized
		Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	June 30, 2011	(Depreciation)
Purchased:
58,000 Australian Dollar settling 7/29/11	Deutsche Bank	$60,442	$62,020	$1,578
423,000 Danish Krone settling 8/8/11	Citigroup	83,968	82,174	(1,794)
5,957,000 Euro settling 7/18/11	Royal Bank of Scotland	8,634,236	8,635,417	1,181
1,483,000 Hong Kong Dollar settling 9/21/11	Citigroup	191,168	190,668	(500)
381,000 Norwegian Krone settling 8/8/11	Deutsche Bank	72,244	70,471	(1,773)
1,659,000 Swedish Krona settling 8/8/11	Citigroup	272,927	261,770	(11,157)
654,000 Swiss Franc settling 8/8/11	Citigroup	759,679	778,031	18,352
Sold:
629,000 British Pound settling 9/13/11	Barclays Bank	1,028,402	1,008,650	19,752
629,000 British Pound settling 9/13/11	Citigroup	1,029,532	1,008,651	20,881
619,000 British Pound settling 9/13/11	UBS	1,016,406	992,615	23,791
4,946,000 Euro settling 7/18/11	Citigroup	7,149,621	7,169,846	(20,225)
695,000 Euro settling 7/18/11	Credit Suisse First Boston	1,002,364	1,007,490	(5,126)
574,000 Euro settling 7/18/11	JPMorgan Chase	828,230	832,085	(3,855)
469,000 Euro settling 7/18/11	Royal Bank of Scotland	675,698	679,874	(4,176)
25,575,000 Japanese Yen settling 7/14/11	HSBC Bank	317,684	317,696	(12)
50,060,000 Japanese Yen settling 7/14/11	JPMorgan Chase	597,621	621,852	(24,231)
				$12,686

At June 30, 2011, the Fund held $11,360,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(G) Open reverse repurchase agreements at June 30, 2011:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	6/6/11	7/6/11	$2,376,743	$2,376,000
	0.45%	6/15/11	7/13/11	4,705,744	4,704,803
	0.45%	6/22/11	7/22/11	1,351,847	1,351,695
	0.80%	6/20/11	7/29/11	3,735,913	3,735,000
Barclays Bank	0.19%	6/13/11	7/14/11	8,605,817	8,605,000
	0.26%	6/13/11	7/14/11	196,025	196,000
	0.45%	6/2/11	7/6/11	991,359	991,000
	0.45%	6/3/11	7/7/11	590,207	590,000
	0.45%	6/16/11	7/25/11	3,450,647	3,450,000
	0.45%	6/17/11	7/26/11	1,003,176	1,003,000
	0.45%	6/21/11	7/19/11	1,040,130	1,040,000
	0.45%	6/29/11	8/1/11	1,033,026	1,033,000
	0.45%	6/30/11	8/2/11	1,946,024	1,946,000
	0.60%	6/2/11	7/6/11	2,238,081	2,237,000
	0.60%	6/6/11	7/5/11	2,631,096	2,630,000
	0.60%	6/29/11	8/1/11	714,024	714,000
	0.65%	6/2/11	7/6/11	2,128,114	2,127,000
	0.65%	6/6/11	7/8/11	3,040,372	3,039,000
	0.65%	6/16/11	7/25/11	6,689,811	6,688,000
	0.65%	6/20/11	7/29/11	2,162,429	2,162,000
	0.65%	6/21/11	7/21/11	3,252,587	3,252,000
	0.65%	6/27/11	7/28/11	7,375,533	7,375,000
	0.65%	6/29/11	8/1/11	1,321,048	1,321,000
	0.94%	6/17/11	7/27/11	2,514,914	2,514,000
Citigroup	0.29%	6/13/11	7/14/11	272,039	272,000
	0.55%	6/13/11	7/14/11	689,189	689,000
Credit Suisse First Boston	0.65%	6/2/11	7/6/11	1,204,630	1,204,000
	0.65%	6/14/11	7/15/11	4,094,256	4,093,000
	0.65%	6/17/11	7/28/11	1,094,277	1,094,000
	0.65%	6/20/11	7/29/11	500,099	500,000
Deutsche Bank	0.20%	6/13/11	7/14/11	4,235,424	4,235,000
	0.38%	6/16/11	7/25/11	1,038,164	1,038,000
	0.38%	6/20/11	7/22/11	1,988,231	1,988,000
Greenwich Capital Markets	0.40%	6/2/11	7/6/11	801,258	801,000
	0.40%	6/6/11	7/5/11	3,353,931	3,353,000
	0.79%	6/15/11	7/22/11	1,967,687	1,967,000
	0.89%	6/29/11	8/2/11	1,935,095	1,935,000
	0.99%	6/29/11	8/2/11	3,713,203	3,713,000
JPMorgan Chase	0.60%	6/2/11	7/6/11	8,335,027	8,331,000
	0.60%	6/17/11	7/25/11	1,792,418	1,792,000
	0.60%	6/20/11	7/19/11	682,125	682,000
Morgan Stanley	0.50%	6/20/11	7/22/11	4,264,651	4,264,000
UBS	1.18%	5/19/11	7/7/11	1,445,331	1,443,259
	1.21%	5/19/11	7/7/11	6,051,507	6,042,613
					$114,517,370

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended June 30, 2011 was $112,239,366 at a weighted average interest rate of 0.60%.  The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at June 30, 2011 was $121,585,623.

At June 30, 2011, the Fund held $100,000 and $75,372 in principal value of U.S. Treasury Obligations and Mortgage Backed Securities, respectively, as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The valuation techniques used by the Fund to measure fair value during the three months ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasuries are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

Total Return Swaps — Total Return swaps are valued by independent pricing services using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable, the values of total return swaps are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2 to the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at June 30, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	6/30/11
Investments in Securities - Assets
Mortgage-Backed Securities	—	$104,238,114	$2,188,834	$106,426,948
Corporate Bonds & Notes:
Airlines	—	1,066,250	4,089,507	5,155,757
All Other	—	84,908,688	—	84,908,688
U.S. Government Agency Securities	—	14,568,456	—	14,568,456
Asset-Backed Securities	—	13,185,445	879,465	14,064,910
Senior Loans	—	4,814,895	—	4,814,895
U.S. Treasury Obligations	—	2,092,344	—	2,092,344
Municipal Bonds	—	1,397,954	—	1,397,954
Convertible Preferred Stock	$480,740	—	—	480,740
Short-Term Investments	—	31,575,089	—	31,575,089
Options Purchased:
Market Price	—	41,250	—	41,250
Total Investments in Securities - Assets	$480,740	$257,888,485	$7,157,806	$265,527,031

Investments in Securities - Liabilities
Options Written, at value:
Market Price	—	$(3,470,500)	—	$(3,470,500)
Securities Sold Short, at value	—	(1,924,688)	—	(1,924,688)
Total Investments in Securities - Liabilities	—	$(5,395,188)	—	$(5,395,188)

Other Financial Instruments* - Assets
Market Price	$2,688,556	$3,944,977	—	$6,633,533
Credit Contracts	—	2,321,992	$147,428	2,469,420
Foreign Exchange Contracts	—	85,535	—	85,535
Interest Rate Contracts	—	17,522,342	—	17,522,342
Total Other Financial Instruments* - Assets	$2,688,556	$23,874,846	$147,428	$26,710,830

Other Financial Instruments* - Liabilities
Credit Contracts	—	$(1,567,946)	—	$(1,567,946)
Foreign Exchange Contracts	—	(72,849)	—	(72,849)
Interest Rate Contracts	—	(6,167,592)	—	(6,167,592)
Total Other Financial Instruments* - Liabilities	—	$(7,808,387)	—	$(7,808,387)
Total Investments	$3,169,296	$268,559,756	$7,305,234	$279,034,286

There were no significant transfers between Levels 1 and 2 during the three months ended June 30, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended June 30, 2011, was as follows:

						Net Change
	Beginning			Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	3/31/11	Purchases	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3	Level 3	6/30/11
Investments in Securities - Assets
Mortgage-Backed Securities	$1,289,298	$966,000	$(45,221)	$(651)	$(1,472)	$(19,120)	—	—	$2,188,834
Corporate Bonds & Notes:
Airlines	4,249,287	—	(144,709)	10,777	15,183	(41,031)	—	—	4,089,507
Asset-Backed Securities	870,670	—	—	(21)	—	8,816	—	—	879,465
Total Investments	$6,409,255	$966,000	$(189,930)	$10,105	$13,711	$(51,335)	—	—	$7,157,806

Other Financial Instruments* - Assets
Credit Contracts	$148,209	—	—	—	—	$(781)	—	—	$147,428
Total Investments	$6,557,464	$966,000	$(189,930)	$10,105	$13,711	$(52,116)	—	—	$7,305,234

*Other financial instruments are derivatives not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net change in unrealized appreciation/depreciation of Level 3 investments and other financial instruments, which the Fund held at June 30, 2011, was $(37,011) and $(781), respectively.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Global StocksPLUS® & Income Fund

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 26, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 26, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 26, 2011